SCHEDULE OF NOTES PAYABLE RELATED PARTIES (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total	$ 10,986,250
Less: Current portion	(500,000)
Long-term debt	10,486,250
Monster Creative LLC [Member]
Short-term Debt [Line Items]
Total		$ 486,250	979,012	1,426,513
Less: Current portion		(486,250)	(979,012)	(1,426,513)
Long-term debt
Monster Creative LLC [Member] | Officer [Member]
Short-term Debt [Line Items]
Total			399,512	860,513
Monster Creative LLC [Member] | Kevin Childress [Member]
Short-term Debt [Line Items]
Total		215,000	380,500	373,000
Monster Creative LLC [Member] | Doug Brandt [Member]
Short-term Debt [Line Items]
Total		$ 271,250	199,000	$ 193,000
Notes Payable [Member]
Short-term Debt [Line Items]
Total	10,000,000
Notes Payable One [Member]
Short-term Debt [Line Items]
Total	500,000
Notes Payable Two [Member]
Short-term Debt [Line Items]
Total	$ 486,250